Consolidated Segment Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Segment Data [Abstract]
Non-cash compensation expense	$ 1,849,356	$ 1,101,800	$ 252,095